Employee Incentive Schemes - Stock Option Activity (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Outstanding Number of shares, Beginning Balance	10,606,099
Stock Options, Number of shares, Granted	152,000	654,000	769,500
Stock Options, Number of shares, Exercised	(8,333)	(1,497,025)	(115,240)
Stock Options, Number of shares, Lapsed	(1,416,330)
Stock Options, Outstanding Number of shares, Ending Balance	9,333,436	10,606,099
Stock Options, Weighted average issue price, Beginning Balance	1.07
Stock Options, Weighted average issue price, Granted	0.10
Stock Options, Weighted average issue price, Exercised	0.00	0.20	0.25
Stock Options, Weighted average issue price, Lapsed	1.04
Stock Options, Weighted average issue price, Ending Balance	1.06	1.07